Investment in Financial Assets	12 Months Ended
Dec. 31, 2025
Investment in Financial Assets [Abstract]
INVESTMENT IN FINANCIAL ASSETS
NOTE 8:-	INVESTMENT IN FINANCIAL ASSETS

a.	Clearmind

On November 17, 2022, the Company invested $1,500 in the initial public offering of Clearmind Medicine Inc. (“Clearmind”) and received 192 common shares of Clearmind, resulting in the Company holding 9.33% of share capital of Clearmind. As of December 31, 2025, the Company holds 192 common shares of Clearmind, representing a stake of less than 1% of the share capital of Clearmind, at a price of $1.81 per common share. For the year December 31, 2025, the Company recorded a loss on revaluation of the fair value of its investment in Clearmind in the amount of $11 (for the years ended December 31, 2024 and 2023 - $11 and $707, respectively).

b.	AutoMax

On June 25, 2023, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) with AutoMax Motors Ltd. (“AutoMax”), an Israeli company traded on the Tel Aviv Stock Exchange (“TASE”) and a parallel importer and distributor of vehicles in Israel, pursuant to which, at the closing and upon the terms and conditions set forth in the Share Purchase Agreement, the Company invested NIS 2,500 (approximately $689) in cash, in exchange for 5,000,000 ordinary shares of AutoMax (the “AutoMax Shares”) based on a price per share of NIS 0.05, representing a 4.82% of the share capital of AutoMax. As of December 31, 2025, there has been no significant change in the Company holdings in AutoMax’s shares since June 25, 2023. As of December 31, 2025, the listed share price of AutoMax on the TASE was NIS 0.108 (December 31, 2024 – NIS 0.184), and the Company has recorded a loss in its statements of comprehensive loss of $83 on its investment ($277 and $158 for the years ended December 31, 2024 and 2023, respectively).

c.	AutoMax Bridge Loans and Terminated Merger Agreement

AutoMax Bridge Loans

On January 16, 2024, the Company entered, as a lender, into an agreement (the “Bridge Loan Agreement”) with AutoMax, pursuant to which AutoMax received from the Company a bridge loan (the “Bridge Loan”) in the amount of $1,400, further to the previously announced non-binding letter of intent for the Company to acquire AutoMax (the “AutoMax Acquisition”).

The Bridge Loan Agreement states that the principal amount of the Bridge Loan will bear interest at a rate of 7% per annum (or 9% per annum if the AutoMax acquisition is not consummated prior to the repayment date), compounded annually.

On June 9, 2024, the Company entered into an amendment (the “Amendment”) to the Bridge Loan Agreement with AutoMax. Pursuant to the Amendment, the Company extended an additional loan in the amount of $1,000 to AutoMax under terms similar to the Bridge Loan Agreement, bringing the total Bridge Loan amount to $2,400.

On September 5, 2024, the Company entered into a second amendment (the “Second Amendment”) to the Bridge Loan Agreement with AutoMax. Pursuant to the Second Amendment, the Company extended an additional loan in the amount of $1,850 to AutoMax under terms similar to the Bridge Loan Agreement, bringing the total Bridge Loan amount to $4,250.

Additional Loan Agreement

On February 27, 2025, the Company entered into a loan agreement with AutoMax where a $2,000 loan was provided (the “Additional Loan”). The Additional Loan bears an 8% annual interest rate and will be repaid in equal monthly installments of $50 and interest.

Terminated Merger Agreement

On April 10, 2024, the Company and AutoMax entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which AutoMax’s shareholders and a third party were expected to own approximately 49.99% of the Company’s share capital, on a fully-diluted basis, subject to certain exceptions, and as further defined in the Merger Agreement, and the Company’s shareholders were expected to own approximately 50.01% of its share capital, on a fully-diluted basis, subject to certain exceptions.

During September 2025 and following an investigation by the Israeli Securities Authority and Israeli Police, three senior officials of AutoMax were arrested. Following these events, on October 6, 2025, the Company announced that it entered into a framework agreement with AutoMax to (i) mutually terminate the Merger Agreement; (ii) amend the terms of repayment of the Bridge Loan to be repaid in a one lump-sum payment on January 1, 2028; and (iii) amend the terms of repayment of the Additional Loan to be repaid in monthly installments starting on November 20, 2025, of $60 each and the interest of 8% per annum, compounded annually up to each actual payment date, in addition to the payment of all interest accrued on such loan from its effective date until November 20, 2025, in the sum of $114.

On October 24, 2025, AutoMax announced that an Israeli court decision, made on October 21, 2025, froze proceedings against AutoMax and appointed a trustee according to an application from local Israeli banks. Following these events, the Bridge Loan and Additional Loan became due immediately.

The Company has evaluated the probabilities of recovering the funds extended to AutoMax in respect of the Bridge Loan and the Additional Loan and has determined that there is a 90% probability that the Bridge Loan and the Additional Loan will not be repaid to the Company. Accordingly, the Company recognized a loss on impairment of the loans in the amount of $5,973. As of December 31, 2025, the Bridge Loan and the Additional Loan amounts and accrued interest amounted to $451.